UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment 		[ ]; Amendment Number: ______
This Amendment (Check only one.): 	[ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RGM Capital, L.L.C.
Address: 6621 Willow Park Drive; Suite One
         Naples, FL  34103

Form 13F File Number: 28-12274

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert G. Moses
Title:   Managing Member
Phone:   239-593-1280

Signature, Place, and Date of Signing:

   /s/ Robert G. Moses           Naples, FL              August 13, 2010
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          18
Form 13F Information Table Value Total:    $112,102
                                        -----------
                                        (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number               Name
______________   28-_____________________________   ___________________________

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					FORM 13F INFORMATION TABLE


                   	             		   VALUE     SH/    SH/ PUT/ INVSMNT OTHER    VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS 	CUSIP    (x$1000)  PRN AMT  PRN CALL DSCRETN MGRS    SOLE  SHARED  NONE
--------------------   -------------- ---------  -------- --------  --- ---- ------- -----   ----  ------  ----
ACCELRYS INC		  COM	      00430U103	  $9.912 1,536,803  SH 	      SOLE   NONE  1,536,803  0	    0
ACTUATE CORP		  COM	      00508B102	  $6,846 1,538,471  SH 	      SOLE   NONE  1,538,471  0     0
ALLOY INC		  COM	      019855303	  $4,611   491,543  SH 	      SOLE   NONE    491,543  0	    0
ASPEN TECHNOLOGY INC	  COM	      045327103	  $5,592   513,476  SH 	      SOLE   NONE    513,476  0	    0
CASCADE MICROTECH INC	  COM	      147322101	  $6,402 1,432,584  SH 	      SOLE   NONE  1,432,584  0	    0
DELIA'S INC NEW		  COM	      246911101	  $2,131 1,449,737  SH 	      SOLE   NONE  1,449,737  0	    0
DIXIE GROUP INC CL A	  COM	      255519100	  $4,365 1,186,127  SH 	      SOLE   NONE  1,186,127  0	    0
GERBER SCIENTIFIC INC	  COM	      373730100   $4,175   780,416  SH	      SOLE   NONE    780,416  0     0
GUIDANCE SOFTWARE INC	  COM	      401692108	  $5,980 1,145,565  SH 	      SOLE   NONE  1,145,565  0	    0
KEYNOTE SYSTEMS INC       COM         493308100   $9,003   998,081  SH        SOLE   NONE    998,081  0     0
LAM RESEARCH CORP	  COM	      512807108	 $10,966   288,113  SH 	      SOLE   NONE    288,113  0	    0
MIDAS GROUP INC		  COM	      595626102	  $5,812   757,739  SH 	      SOLE   NONE    757,739  0	    0
OPNET TECHNOLOGIES INC	  COM	      683757108   $4,705   320,292  SH 	      SOLE   NONE    320,292  0	    0
S1 CORP			  COM	      814279105	    $886   147,342  SH	      SOLE   NONE    147,342  0     0
SUPPORT.COM INC		  COM	      868587106	  $8,591 2,065,172  SH 	      SOLE   NONE  2,065,172  0	    0
SYMYX TECHNOLOGIES INC	  COM	      81755S108   $3,143   627,426  SH        SOLE   NONE    627,426  0     0
TYLER TECHNOLOGIES INC	  COM	      902252105	 $12,945   834,081  SH 	      SOLE   NONE    834,081  0	    0
UNICA CORP		  COM	      904583101	  $6,038   630,265  SH 	      SOLE   NONE    630,265  0	    0
						--------
						$112,102
						--------
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